ACQUISITION OF INTERESTS IN THE ATHABASCA OIL SANDS PROJECT AND OTHER ASSETS	12 Months Ended
Dec. 31, 2018
Business Combinations1 [Abstract]
ACQUISITION OF INTERESTS IN THE ATHABASCA OIL SANDS PROJECT AND OTHER ASSETS
ACQUISITION OF INTERESTS IN THE ATHABASCA OIL SANDS PROJECT AND OTHER ASSETS
On May 31, 2017, the Company completed the acquisition of a direct and indirect 70% interest in AOSP from Shell Canada Limited and certain subsidiaries (“Shell”) and an affiliate of Marathon Oil Corporation (“Marathon"), including a 70% interest in the mining and extraction operations north of Fort McMurray, Alberta, 70% of the Scotford Upgrader and Quest Carbon Capture and Storage ("CCS") project, and a 100% working interest in the Peace River thermal in situ operations and Cliffdale heavy oil field, as well as other oil sands leases. The Company also assumed certain pipeline and other commitments (see note 20). The Company consolidates its direct and indirect interest in the assets, liabilities, revenue and expenses of AOSP and other assets in proportion to the Company’s interests.
Total purchase consideration of $12,541 million was comprised of cash payments of $8,217 million, approximately 97.6 million common shares of the Company issued to Shell with a fair value of approximately $3,818 million, and deferred purchase consideration of $506 million (US$375 million) paid to Marathon in March 2018. The fair value of the Company's common shares was determined using the market price of the shares as at the acquisition date.
In connection with the acquisition of AOSP and other assets, the Company arranged acquisition financing of $1.8 billion of medium-term notes in Canada, US$3 billion of long-term notes in the United States and a $3 billion non-revolving term loan facility (see note 11).
The acquisition has been accounted for as a business combination using the acquisition method of accounting. The allocation of the purchase price was based on management's best estimates of the fair value of the assets and liabilities acquired as at the acquisition date.
The following provides a summary of the net assets acquired and (liabilities) assumed relating to the acquisition:

Cash	$93
Other working capital	291
Property, plant and equipment	14,181
Exploration and evaluation assets	290
Asset retirement obligations	(721)
Other long-term liabilities	(73)
Deferred income taxes	(1,287)
Net assets acquired	$12,774
Total purchase consideration	12,541
Gain on acquisition before transaction costs	$233

For the year ended December 31, 2017, the Company recognized a gain of $230 million, net of transaction costs of $3 million, representing the excess of the fair value of the net assets acquired compared to total purchase consideration.